CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 15,573,554	$ 1,399,714
Restricted cash	2,129,162	2,348,170
Certificates of deposit	3,186,892	1,352,716
Accounts receivable, net	14,725,030	13,018,702
Advances to supplier, net	312,328	739,002
Inventories, net	13,493,685	14,935,076
Prepaid expenses and other current assets	425,477	906,705
Total Current Assets	49,846,128	34,700,085
Property, plant and equipment, net	21,556,866	20,517,240
Intangible assets, net	1,778,264	1,650,037
Other non-current assets	2,228,900	$ 356,425
Deferred tax assets	319,252
Total Assets	75,729,410	$ 57,223,787
Current Liabilities:
Short term borrowings	15,264,827	19,524,207
Bank notes payable	2,839,783	3,244,333
Advances from customers	597,226	695,873
Accounts payable	10,972,851	14,194,154
Accrued and other liabilities	1,808,135	1,316,921
Taxes payable	743,147	560,253
Loan from third parties	$ 184,851	195,249
Due to related parties		38,273
Total Current Liabilities	$ 32,410,820	39,769,263
Total Liabilities	$ 32,410,820	$ 39,769,263
Commitments and contingencies
Shareholders' Equity
Common stock: $0.001 par value, 70,000,000 shares authorized, 15,732,795 and 11,666,667 shares issued and outstanding as of December 31, 2015 and December 31, 2014	$ 15,733	$ 11,667
Additional paid in capital	29,722,127	11,108,133
Statutory reserve	2,868,844	1,862,365
Retained earnings	10,182,213	3,147,151
Accumulated other comprehensive income	392,450	1,094,617
Total Fuling Global Inc.'s equity	43,181,367	17,223,933
Noncontrolling interest	137,223	230,591
Total Shareholders' Equity	43,318,590	17,454,524
Total Liabilities and Shareholders' Equity	$ 75,729,410	$ 57,223,787